U.S. SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  /x/

                  Pre-Effective Amendment No.
                                              ----------
                  Post-Effective Amendment No.     1
                                               ----------
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          /x/

                  Amendment No.      2
                                ----------
                        (Check appropriate box or boxes)

                        WELLS FAMILY OF REAL ESTATE FUNDS

               (Exact Name of Registrant as Specified in Charter)

                            3885 Holcomb Bridge Road
                             Norcross, Georgia 30092
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (800) 448-1010

                                 Brian M. Conlon
                          Wells Asset Management, Inc.
                            3885 Holcomb Bridge Road
                             Norcross, Georgia 30092
                     (Name and Address of Agent for Service)

                                   Copies to:

                                 Tina D. Hosking
                         Countrywide Fund Services, Inc.
                          312 Walnut Street, 21st Floor
                             Cincinnati, Ohio 45202

It is proposed that this filing will become effective (check appropriate box)

/ /  immediately upon filing pursuant to paragraph (b)
/ /  on (date) pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)
/X/  on May 1, 1999 pursuant to paragraph (a) of Rule 485

     Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940.

                      THE WELLS FAMILY OF REAL ESTATE FUNDS

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 481(A)
                        UNDER THE SECURITIES ACT OF 1933
                        --------------------------------

PART A
------

Item No.  Registration Statement Caption             Caption in Prospectus
--------  ------------------------------             ---------------------

1.        Front and Back Cover Pages                 Front and Back Cover Pages

2.        Risk/Return Summary:                       Risk/Return Summary
          Investments, Risks, and Performance

3.        Risk/Return Summary: Fee Table             Inapplicable

4.        Investment Objectives, Principal           Investment Objective,
          Investment Strategies, and Related         Investment Strategies
          Risks                                      and Risk Considerations

5.        Management's Discussion of Fund            Inapplicable
          Performance

6.        Management, Organization, and              Operation of the Fund
          Capital Structure

7.        Shareholder Information                    Calculation of Share Price;
                                                     How to Purchase and Redeem
                                                     Shares; Dividends,
                                                     Distributions and Taxes

8.        Distribution Arrangements                  Distribution Plan

9.        Financial Highlights Information           Inapplicable

PART B
------
                                                     Caption in Statement
                                                     of Additional
Item No.  Registration Statement Caption             Information
--------  ------------------------------             --------------------

10.       Cover Page and Table of Contents           Cover Page; Table of
                                                     Contents

11.       Fund History                               The Trust

12.       Description of the Fund and Its            Definitions, Policies and
          Investments and Risks                      Risk Considerations;
                                                     Investment Limitations;
                                                     Portfolio Turnover

13.       Management of the Fund                     Trustees and Officers


14.       Control Persons and Principal              Inapplicable
          Holders of Securities

15.       Investment Advisory and Other Services     The Investment Adviser; The
                                                     Sub-Adviser; Distribution
                                                     Plan; The Underwriter;
                                                     Auditors; Custodian;
                                                     Countrywide Fund Services,
                                                     Inc.

16.       Brokerage Allocation and Other             Securities Transactions
          Practices

17.       Capital Stock and Other Securities         The Trust

18.       Purchase, Redemption and Pricing of        Calculation of Share Price;
          Shares                                     Redemption in Kind

19.       Taxation of the Fund                       Taxes

20.       Underwriters                               The Underwriter

21.       Calculation of Performance Data            Historical Performance
                                                     Information

22.       Financial Statements                       Inapplicable


PART C
------

     The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                                                      PROSPECTUS
                                                                     May 1, 1999

                        WELLS FAMILY OF REAL ESTATE FUNDS
                            3885 HOLCOMB BRIDGE ROAD
                             ATLANTA, GEORGIA 30092

                   WELLS S&P REIT INDEX VARIABLE ANNUITY FUND
--------------------------------------------------------------------------------

     The Wells S&P REIT Index Variable Annuity Fund (the "Fund"), a series of the Wells Family of Real Estate Funds, seeks to provide investment results corresponding to the performance of the S&P REIT Index (the "Index") by investing in the stocks included in the Index.

     The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts ("Separate Accounts") of participating life insurance companies ("Participating Insurance Companies"). Shares of the Fund are only offered to Participating Insurance Companies and their Separate Accounts to fund the benefits of variable annuity contracts and variable life insurance policies and not to the general public.

     Wells Asset Management, Inc. serves as the investment manager to the Fund. Gateway Investment Advisers, L.P. manages the Fund's investments under the supervision of Wells Asset Management, Inc.

     This Prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records. Although these securities have been registered with the Securities and Exchange Commission, the Commission has not judged them for investment merit and does not guarantee the accuracy or adequacy of the information in this Prospectus. Anyone who informs you otherwise is committing a criminal offense.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
RISK/RETURN SUMMARY.......................................................... 2
INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES
  AND RISK CONSIDERATIONS.................................................... 3
OPERATION OF THE FUND........................................................ 6
HOW TO PURCHASE AND REDEEM SHARES............................................ 7
DIVIDENDS, DISTRIBUTIONS AND TAXES........................................... 7
DISTRIBUTION PLAN............................................................ 8
CALCULATION OF SHARE PRICE................................................... 9
GENERAL INFORMATION ......................................................... 9
--------------------------------------------------------------------------------
For Information or Assistance in Opening an Account, please call:
Nationwide (Toll Free) 1-800-282-1581

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The  Fund  seeks  to  provide  investment  results   corresponding  to  the
performance of the S&P REIT Index.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

     Normally, at least 90% of the Fund's total assets are invested in the stocks included in the S&P REIT Index (the "Index"). The proportion of the Fund's assets invested in each stock held in the Fund's portfolio is substantially similar to the proportion of the Index represented by the stock. The Fund is normally invested in all of the stocks which comprise the Index, except when changes are made to the Index itself.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     The Fund's investment return and net asset value will fluctuate and when you sell shares you may receive more or less than the amount you paid for them. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is subject to, among other risks:

     o MARKET RISK - Stock prices, including prices of REIT stocks, may decline over short or extended periods. In a declining stock market, stock prices for all REIT's may decline, regardless of any one particular company's own unique prospects. As a result, the REIT index may also decline in a declining stock market.

     o REAL ESTATE INDUSTRY RISK - When REIT profits, revenues, or the value real estate property owned by REITs decline or fail to meet market expectations, REIT stock prices may decline as well. Therefore, the REIT index's performance may, in part, fluctuate in accordance with the business success of REITs in the index.

     o INTEREST RATE RISK - Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Since the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the REIT index will generally decline when investors anticipate or experience rising interest rates.

     o INVESTMENT COMPETITION RISK - REITs compete with other investment opportunities (e.g., general business stocks, bonds, money market instruments, etc.) for investors' dollars. If investors invest in these opportunities instead of REITs, then the REIT index may decline in value.

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISK CONSIDERATIONS

Investment Objective
--------------------

     The  Fund  seeks  to  provide  investment  results   corresponding  to  the
performance of the S&P REIT Index by investing in the stocks included in the Index.

Investment Techniques and Strategies
------------------------------------

     The Fund attempts to duplicate the investment results of the S&P Real Estate Investment Trust Composite Price Index (the "S&P REIT Index" or the "Index"). The Index is made up of approximately 100 stocks which constitute a representative sample of all publicly traded Real Estate Investment Trusts. A Real Estate Investment Trust ("REIT") is a pooled investment vehicle which invests primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. An equity REIT, which owns properties, generates income from rental and lease properties. Equity REITs also offer the potential for growth as a result of property appreciation and, in addition, occasional capital gains from the sales of appreciated property. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs are designed to strike a balance between equity investments and mortgage backed investments. They will derive their income from the collection of rents, the realization of capital gains from the sale of properties and from the collection of interest payments on outstanding mortgages held within the trust.

     The Fund is not actively managed by investment advisers who buy and sell securities based on research and analysis. Instead, the Fund is "passively managed," where the investment advisers attempt to match, as closely as possible, the performance of the target index by either holding all the securities in the index or by holding a representative sample. Indexing appeals to many investors because of its simplicity (indexing is a straightforward market-matching strategy); diversification (indexes generally cover a wide variety of companies and industries); relative performance predictability (an index fund is expected to move in the same direction - - up or down - - as its target index).

     Investors buy shares in REITs rather than investing directly in properties because direct ownership of real estate can be costly and difficult to quickly convert into cash. REITs do not have to pay income taxes if they meet certain Internal Revenue Code requirements. To qualify, a REIT must distribute at least 95% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property. REITs offer investors greater liquidity and diversification than does direct ownership of a handful of properties.

     To be included in the Index, a REIT must be traded on a major U.S. stock exchange. As of December 31, 1998, 105 REITs were included in the Index. The Index is rebalanced every calendar quarter as well as each time that a REIT is removed from the Index because of corporate activity such as a merger, acquisition, leveraged buyout, bankruptcy, IRS removal of REIT status, fundamental change in business, or a change in shares outstanding.

     The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to the purchasers of the Fund or any member of the public regarding the advisability of investing in securities generally, or in the Fund particularly or the ability of the Index to track the market performance of real estate investment trusts. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P REIT Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or the purchasers of the Fund into consideration in determining, composing or calculating the REIT Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the shares of the Fund or the timing of the issuance or sale of the shares of the Fund or in the determination or calculation of the equation by which the shares of the Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P REIT INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, PURCHASERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P REIT INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF

MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P REIT INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     Under normal market conditions, at least 90% of the Fund's total assets will be invested in the stocks included in the S&P REIT Index. The proportion of the Fund's assets invested in each stock held in the Fund's portfolio is substantially similar to the proportion of the Index represented by the stock. For example, if a stock represents 2% of the value of the Index, the Fund invests approximately 2% of its assets in the stock. The Fund will normally be invested in all of the stocks which comprise the S&P REIT Index, except when changes are made to the Index itself. The Index is currently made up of approximately 95% equity REITs, 2% mortgage REITs and 3% hybrid REITs; however, these percentages are subject to change at any time at the discretion of S&P. The Sub-Adviser monitors the composition of the Index and makes adjustments to the Fund's portfolio as necessary in order to correlate with the Index.

     The Fund will attempt to achieve a correlation between its performance and that of the Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund's ability to correlate its performance with the Index, however, may be affected by, among other things, changes in securities markets, the manner in which the Index is calculated by S&P and the timing of purchases and redemptions.

     Money market instruments will typically represent a portion of the Fund's portfolio as funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operational expenses of the Fund.

Investment Risks
----------------

     There is no assurance that the Fund's investment objective will be met. Generally, if the securities owned by the Fund increase in value, the value of the shares of the Fund which you own will increase. Similarly, if the securities owned by the Fund decrease in value, the value of your shares will also decline. In this way, you participate in any change in the value of the securities owned by the Fund.

     The Fund, though not invested directly in real estate, still is subject to the risks associated with investing in real estate, which include:

     - possible declines in the value of real estate
     - risks related to general and local economic conditions
     - possible lack of availability of mortgage funds
     - overbuilding
     - changes in interest rates
     - environmental problems

     Investing in REITs involves certain risks in addition to those risks associated with investing in the real estate industry in general, which include:

     - REITs are dependent upon management skills
     - limited diversification
     - the risks of financing projects
     - heavy cash flow dependency
     - default by borrowers
     - self-liquidation
     - possibility of failing to maintain their exemptions from the Investment Company Act of 1940
     - Certain REITs have relatively small market capitalizations, which may result in less market liquidity and greater price volatility of their securities

OPERATION OF THE FUND

     The Fund is a diversified series of the Wells Family of Real Estate Funds, an open-end management investment company organized as an Ohio business trust. The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts ("Separate Accounts") of participating life insurance companies ("Participating Insurance Companies"). Shares of the Fund are only offered to Participating Insurance Companies and their Separate Accounts to fund the benefits of variable annuity contracts and variable life insurance policies and not to the general public. The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

     The Trust retains Wells Asset Management, Inc. (the "Adviser"), 3885 Holcomb Bridge Road, Atlanta, Georgia, to provide general investment supervisory services to the Fund and to manage the Fund's business affairs. The controlling shareholder of the Adviser is Leo F. Wells III. Mr. Wells, through various organizations under his control, has extensive experience in the acquisition, disposition, management, leasing and development of investment real estate. The Fund pays the Adviser a fee equal to the annual rate of .50% of the average value of its daily net assets.

     Gateway Investment Advisers, L.P. (the "Sub-Adviser"), 400 TechneCenter Drive, Milford, Ohio, has been retained by the Adviser to manage the Fund's investments. The Sub-Adviser, including its predecessor, has been managing assets for institutional and individual investors since 1977. The Sub-Adviser has approximately 10 years of experience in managing portfolios, which correlate to an index, including mutual funds.

HOW TO PURCHASE AND REDEEM SHARES

     Investors may not purchase or redeem shares of the Fund directly; shares may be redeemed or purchased only through variable annuity contracts and variable life insurance policies offered through the Separate Accounts of Participating Insurance Companies. Please refer to the prospectus of the Participating Insurance Company Separate Account for information on how to invest in or redeem monies from a variable annuity contract or variable life insurance policy.

     The Separate Accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus of the Participating Insurance Company Separate Account) to be effected on that day pursuant to the variable annuity contracts and variable life insurance policies. Shares of the Fund are sold on a continuous basis to the Separate Accounts and orders to purchase or redeem shares of the Fund are effected at the net asset value per share next calculated after the order is received in proper form by the Separate Account. Payment for redemptions will normally be made within seven days after the request is received. The Fund reserves the right to suspend the right of redemption or to postpone the date of payment under unusual circumstances as determined by the Securities and Exchange Commission.

     The Fund does not assess any sales charges or redemption fees. Sales charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the variable annuity contracts or variable life insurance policies. The Participating Insurance Companies are required to describe these fees in the prospectus of the Separate Account.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     The Fund expects to distribute substantially all of its net investment income and any net realized long-term capital gains once each year. Payment of all income and capital gains distributions will be made in shares of the Fund.

     Because shares of the Fund may be purchased only through Separate Accounts, it is anticipated that any income or capital gain distributions from the Fund will be taxable, if at all, to the Participating Insurance Companies and will be exempt from current taxation to the variable annuity contract or variable insurance policy owner if left to accumulate within the Separate Account.

     The Fund intends to comply with the diversification requirements currently imposed by the Internal Revenue Service on separate accounts of insurance companies as a condition of maintaining the tax-deferred status of Separate
Accounts. See the Statement of Additional Information for more specific information.

     The foregoing discussion of federal income tax consequences is based on tax laws and regulations as in effect on the date of this Prospectus, and is subject to change by legislative or administrative action. For a discussion of the tax status of a variable annuity contract or variable life insurance policy, please refer to the prospectus of the Participating Insurance Company Separate Account.

DISTRIBUTION PLAN

     Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a plan of distribution (the "Plan") under which the Fund may incur or reimburse the Underwriter for certain distribution related expenses, including payments to Insurance Companies which engage in efforts to promote the sale of shares of the Fund and which sell shares of the Fund or to reimburse the Participating Insurance company for distribution related or shareholder services related expenses they incur in selling shares of the Fund or providing Fund related services to their customers, and any other expenses related to the distribution of the Fund's shares.

     The annual limitation for payment of expenses pursuant to the Plan is .25% of the Fund's average daily net assets. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales loads. In the event the Plan is terminated by the Trust in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates.

CALCULATION OF SHARE PRICE

     On each day that the Trust is open for business, the share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). The Trust is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

     The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of net asset value after the order is placed. Portfolio securities are valued as follows: (1) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the most recent bid price, (2) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (3) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (4) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

GENERAL INFORMATION

Year 2000 Readiness
-------------------

     The Fund and its service providers depend on their computer systems to conduct their businesses. If the Fund's or any of these service providers' computer systems experience difficulty processing information with dates on or after January 1, 2000, the Fund may have difficulty running its business. To avoid these potential problems, the Fund is working hard to identify and correct year 2000 related processing problems in its systems, and has obtained or is getting assurances from its service providers that they are taking similar precautions. Nevertheless, the Fund or its service providers may not identify and correct all year 2000 related computer problems in time. Any such failure could prevent the Fund from handling securities investments, trades, pricing, or the processing of purchases and sales of Fund shares.

Conflicts of Interest
---------------------

     Participating Insurance Companies may not be affiliated with each other. In addition, Participating Insurance Companies and their Separate Accounts may be subject to insurance regulation that varies from state to state and may be subject to state insurance and federal tax or other regulation that varies between variable annuity contracts and variable life insurance policies. The Trust does not currently foresee any disadvantages to variable annuity contract or variable life insurance policy owners arising from these circumstances. However, it is theoretically possible that the interests of contract or policy owners participating in the Fund through the Separate Accounts might at some time be in material and irreconcilable conflict. In some cases, one or more Separate Accounts might redeem its investment in the Fund, which could possibly force the Fund to sell portfolio securities at disadvantageous prices. The Board of Trustees of the Trust intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response thereto.

WELLS FUND
3885 Holcomb Bridge Road
Atlanta, Georgia 30092

BOARD OF TRUSTEES
Leo F. Wells III
Brian M. Conlon
John L. Bell
Bud Carter
Richard W. Carpenter
Donald S. Moss
Walter W. Sessoms

INVESTMENT ADVISER
WELLS ASSET MANAGEMENT, INC.
3885 Holcomb Bridge Road
Atlanta, Georgia 30092

SUB-ADVISER
GATEWAY INVESTMENT ADVISERS, L.P.
400 TechneCenter Drive
Milford, Ohio 45150

UNDERWRITER
WELLS INVESTMENT SECURITIES, INC.
3885 Holcomb Bridge Road
Atlanta, Georgia 30092

INDEPENDENT AUDITORS
ARTHUR ANDERSEN LLP
425 Walnut Street
Cincinnati, Ohio 45202


Additional information about the Fund is included in the Statement of Additional Information ("SAI"), which is incorporated by reference in its entirety. To obtain a free copy of the SAI or other information about the Fund, or to make inquiries about the Fund, please call 1-800-282-1581.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund is available on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009.

File No. 811-8355

                        WELLS FAMILY OF REAL ESTATE FUNDS
                        ---------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                                   May 1, 1999


                   Wells S&P REIT Index Variable Annuity Fund


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the Wells S&P REIT Index Variable Annuity Fund dated May 1, 1999. A copy of the Fund's Prospectus can be obtained by writing the Fund at 312 Walnut Street, 21st floor, Cincinnati, Ohio 45202 or by calling the Fund nationwide toll-free 800-282-1581.

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                        Wells Family of Real Estate Funds
                            3885 Holcomb Bridge Road
                             Atlanta, Georgia 30092


THE TRUST....................................................................  3

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS................................  4

INVESTMENT LIMITATIONS.......................................................  7

TRUSTEES AND OFFICERS........................................................  9

THE INVESTMENT ADVISER....................................................... 11

THE SUB-ADVISER.............................................................. 13

THE UNDERWRITER.............................................................. 13

DISTRIBUTION PLAN............................................................ 14

SECURITIES TRANSACTIONS...................................................... 15

PORTFOLIO TURNOVER........................................................... 17

CALCULATION OF SHARE PRICE................................................... 17

TAXES    .................................................................... 17

REDEMPTION IN KIND........................................................... 19

HISTORICAL PERFORMANCE INFORMATION........................................... 19

CUSTODIAN.................................................................... 22

AUDITORS .................................................................... 23

COUNTRYWIDE FUND SERVICES, INC............................................... 23

THE TRUST
---------

     The Wells Family of Real Estate Funds (the "Trust"), an open-end management investment company, was organized as an Ohio business trust on June 4, 1997. The Trust currently offers two series of shares to investors: the Wells S&P REIT Index Fund and Wells S&P REIT Index Variable Annuity Fund. This Statement of Additional Information provides information relating to the Wells S&P REIT Index Variable Annuity Fund (the "Fund"). Information relating the Wells S&P REIT Index Fund is contained in a separate Statement of Additional Information.

     Shares  of  the  Fund  are  sold  to  certain  life   insurance   companies
("Participating Insurance Companies") and their separate accounts ("Separate Accounts") to fund benefits under variable annuity contracts ("Contracts") and variable life insurance policies ("Policies") offered by Participating Insurance Companies. The Separate Accounts invest in Shares in accordance with the allocation instructions received from Contract and Policy owners ("Contract Owners" and "Policy Owners"). These allocation rights are described in the prospectus for the Separate Account. Shares are redeemed to the extent necessary to provide benefits under the Contracts and Policies.

     Shares of the Fund have equal voting rights and liquidation rights. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 (the "1940 Act") in order to facilitate communications among shareholders.

     The rights accompanying shares of the Fund are legally vested in the Separate Accounts. However, in accordance with current law and interpretations thereof, Participating Insurance Companies will vote shares held in the Separate Accounts in a manner consistent with timely voting instructions received from the Contract Owners and Policy Owners. Each Participating Insurance Company will vote Fund shares held in Separate Accounts for which no timely instructions are received from the Contract Owners and Policy Owners, as well as shares it owns, in the same proportion as those shares for which voting instructions are received. For a further discussion, please refer to the insurance company's Separate Account prospectus.

     Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the Fund into a greater or lesser number of shares so long as the proportionate beneficial interest in the assets belonging to the Fund are in no way affected. In case of any liquidation of the Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

     A more detailed discussion of some of the terms used and investment policies described in the Prospectus (see "Investment Objective, Investment Strategies and Risk Considerations") appears below:

     MAJORITY. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the Fund's outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Fund.

     REPURCHASE AGREEMENTS. The Fund may acquire U.S. Government Securities or other high-grade debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve System or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. Such securities, including any securities so substituted, are referred to as the "Repurchase Securities." The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.

     The majority of these transactions run day-to-day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund's risk is limited to the ability of the vendor to pay the agreed upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. These risks are minimized when the Fund holds a perfected security interest in the Repurchase Securities and can therefore sell the instrument promptly. Under guidelines issued by the Trustees, the investment adviser will carefully consider the creditworthiness of a vendor during the term of the repurchase agreement. Repurchase agreements are considered loans collateralized by the Repurchase Securities, such agreements being defined as "loans" under the 1940 Act. The return on such "collateral" may be more or less than that from the repurchase agreement. The market value of the resold securities will be monitored so that the value of the "collateral" is at all times as least equal to the value of the loan, including the accrued interest earned thereon. All Repurchase Securities will be held by the Fund's custodian either directly or through a securities depository.

     DESCRIPTION OF MONEY MARKET INSTRUMENTS. Money market instruments may include U.S. Government Securities, as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Bankers' Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). BANKERS' ACCEPTANCES are time drafts drawn on and "accepted" by a bank, which are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Bankers' Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A CERTIFICATE OF DEPOSIT ("CD") is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Fund would generally be in amounts of $100,000 or more. COMMERCIAL PAPER is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization ("NRSRO") or, if not rated, if the issuer has an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, is of equivalent quality in the Adviser's assessment. Commercial Paper may include Master Notes of the same quality. MASTER NOTES are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian, acting as administrator thereof. The investment adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

     U.S. GOVERNMENT SECURITIES. U.S. Government Securities include direct obligations of the U.S. Treasury, securities guaranteed as to interest and principal by the U.S. Government such as obligations of the Government National Mortgage Association, as well as securities issued or guaranteed as to interest and principal by U.S. Government authorities, agencies and instrumentalities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Federal Land Bank, the Federal Farm Credit Banks, the Federal Home Loan Banks, the Student Loan Marketing Association, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Bank, the Federal Financing Bank, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. U.S. Government Securities may be acquired subject to repurchase agreements. While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government, several are supported by the right of the issuer to borrow from the U.S. Government, and still others are supported only by the credit of the issuer itself. The guarantee of the U.S. Government does not extend to the yield or value of the U.S. Government Securities held by the Fund or to the Fund's shares.

     BORROWING. The Fund may borrow, temporarily, up to 5% of its total assets for extraordinary purposes and may increase this limit to 33.3% of its total assets to meet redemption requests which might otherwise require untimely disposition of portfolio holdings. To the extent the Fund borrows for these purposes, the effects of market price fluctuations on portfolio net asset value will be exaggerated. If, while such borrowing is in effect, the value of the Fund's assets declines, the Fund would be forced to liquidate portfolio securities when it is disadvantageous to do so. The Fund would incur interest and other transaction costs in connection with such borrowing. The Fund will not make any additional investments while its borrowings are outstanding.

INVESTMENT LIMITATIONS
----------------------

     The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Fund. These limitations may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund.

     Under these fundamental limitations, the Fund MAY NOT:

(1) Issue senior securities, pledge its assets or borrow money, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of the Fund's total assets, or (b) in order to meet redemption requests that might otherwise require untimely disposition of portfolio securities if, immediately after such borrowing, the value of the Fund's assets, including all borrowings then outstanding, less its liabilities (excluding all borrowings), is equal to at least 300% of the aggregate amount of borrowings then outstanding, and may pledge its assets to secure all such borrowings;

(2) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities;

(3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(4) Make short sales of securities or maintain a short position, except short sales "against the box";

(5) Make loans of money or securities, except that the Fund may (i) invest in repurchase agreements and commercial paper; (ii) purchase a portion of an issue of publicity distributed bonds, debentures or other debt securities; and (iii) acquire private issues of debt securities subject to the limitations on investments in illiquid securities;

(6)  Write,  purchase  or  sell  commodities,   commodities  contracts,  futures
     contracts or related options;

(7) Invest more than 25% of its total assets in the securities of issuers in any particular industry (other than securities of the United States Government, its agencies or instrumentalities), except that the Fund will invest at least 25% of its assets in securities of issuers in the real estate industry;

(8) Invest for the purpose of exercising control or management of another issuer;

(9) Invest in interests in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies (other than those which are not readily marketable) which own or deal in such things;

(10) Invest in  interests  in real  estate or real estate  limited  partnerships
     (although it may invest in real estate investment trusts and purchase securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

(11) Invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale and (b) repurchase agreements not terminable within seven days; or

(12) Purchase the securities of any issuer if such purchase at the time thereof would cause less than 75% of the value of the total assets of the Fund to be invested in cash and cash items (including receivables), securities issued by the U.S. Government, its agencies or instrumentalities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     Percentage restrictions stated as an investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation. However, in the case of the borrowing limitation (limitation number 1, above), the Fund will, to the extent necessary, reduce its existing borrowings to comply with the limitation.

     While the Fund has reserved the right to make short sales "against the box" (limitation number 4, above), the Fund has no present intention of engaging in such transactions at this time or during the coming year.

TRUSTEES AND OFFICERS
---------------------

     The following is a list of the Trustees and executive officers of the Trust and their aggregate compensation from the Trust for the fiscal year ended December 31, 1998. Each Trustee who is an "interested person" of the Trust, as defined by the 1940 Act, is indicated by an asterisk.

                                                                  Compensation
Name                          Age         Position Held           From the Trust
----                          ---         -------------           --------------

*Leo F. Wells III             54          President               $       0
                                          and Trustee
*Brian M. Conlon              40          Executive Vice
                                          President
                                          and Trustee                     0
+John L. Bell                 58          Trustee                     1,000
+Richard W. Carpenter         61          Trustee                     1,000
Bud Carter                    61          Trustee                       750
Donald S. Moss                63          Trustee                       750
+Walter W. Sessoms            64          Trustee                     1,000
Robert G. Dorsey              42          Vice President                  0
Mark J. Seger                 37          Treasurer                       0
John F. Splain                42          Secretary                       0

* Mr. Wells and Mr. Conlon, as affiliated persons of the Adviser and the Underwriter, are "interested persons" of the Trust within the meaning of
     Section 2(a)(19) of the 1940 Act.

+    Member of Audit Committee.

     The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

     LEO F. WELLS III, 3885 Holcomb Bridge Road, Atlanta, Georgia, is President and Director of Wells Capital, Inc. (a real estate company). In addition, he is President of Wells & Associates, Inc. (a real estate brokerage company). He is also President and Director of Wells Management Company, Inc., a property management company he founded in 1983; Wells Advisers, Inc., a company he organized in 1991 to act as a non-bank custodian for IRAs; Wells Real Estate Funds, Inc., a company he organized in February, 1997 to act as a holding company for the Wells group of companies; and Wells Development Corporation, a company formed in April, 1997 to acquire and develop commercial real estate properties. Mr. Wells holds a Bachelor of Business Administration degree in Economics from the University of Georgia. He is also a member of the
International   Association  for  Financial   Planning  and  a  registered  NASD
principal.

     BRIAN M. CONLON, 3885 Holcomb Bridge Road, Atlanta, Georgia, is the Executive Vice President and Chief Operating Officer of

Wells Capital, Inc. Mr. Conlon received a Bachelor of Business Administration degree from Georgia State University and a Master of Business Administration degree from the University of Dallas. Mr. Conlon is a member of the International Association for Financial Planning, a general securities principal, and a Georgia real estate broker. Mr. Conlon also holds the Certified Financial Planner (CFP) designation of the Certified Financial Planner Board of Standards, Inc. and the Certified Commercial Investment Member (CCIM) designation of the Commercial Investment Real Estate Institute.

     JOHN L. BELL, 800 Mount Vernon Highway, Suite 230, Atlanta, Georgia, is the General Partner of JB Family LLP (an investment firm). He is also the past owner and Chief Executive Officer of Bell-Mann, Inc. (a flooring company).

     BUD CARTER, 100 Mt. Shasta Lane, Alpharetta, Georgia, is Regional Manager Senior Vice President of The Executive Committee. He is also Board Manager of Warebase 9 (an Internet Media Company).

     DONALD S. MOSS, 181 Hummingbird Circle, Highlands, North Carolina, is presently retired. He previously worked for Avon Products, Incorporated.

     RICHARD W. CARPENTER, 5570 Glenridge Drive, Atlanta, Georgia, is President and Director of the following business entities: Reamark Holdings, Corp.(a real estate company); Commonwealth Oil Refining Company (an oil terminal); Leisure Technology, Inc. (a real estate company); and Wyatt Energy, Inc. (an oil terminal). In addition, he is also the Managing Partner of Carpenter Properties LP (a real estate company) and a Director of TaraCorp (a manufacturing company). He also serves as a Director of First Liberty Financial Corp. and First Liberty Savings Bank.

     WALTER W. SESSOMS, 5995 River Chase Circle, Atlanta,  Georgia, is presently
retired.   He   previously   served   as  a  Group   President   for   BellSouth
Telecommunications until July 1997.

     ROBERT G. DORSEY, 312 Walnut Street, Cincinnati, Ohio is President and Treasurer of Countrywide Fund Services, Inc.(the Fund's administrator and transfer agent) and CW Fund Distributors, Inc. and First Vice President and Treasurer of Countrywide Financial Services, Inc. and Countrywide Investments, Inc.(a registered investment adviser and broker-dealer). He is also Vice President of Countrywide Tax-Free Trust, Countrywide Strategic Trust, Countrywide Investment Trust, Markman MultiFund Trust, Maplewood Investment Trust, a series company, The Thermo Opportunity Fund, Inc., The Dean Family of Funds, The New York State Opportunity Funds, Brundage, Story and Rose Investment Trust, the Lake Shore Family of Funds, Boyar Value Fund, Inc.,

Profit Funds Investment Trust, Atalanta/ Sosnoff Investment Trust, UC Investment Trust and The Winter Harbor Fund and Assistant Vice President of Williamsburg Investment Trust, Schwartz Investment Trust, The Tuscarora Investment Trust, The Gannett Welsh & Kotler Funds, Firsthand Funds, the Westport Funds, Albemarle Investment Trust, The James Advantage Funds and The Bjurman Funds, all of which are registered investment companies.

     JOHN F. SPLAIN, 312 Walnut Street, Cincinnati, Ohio is First Vice President, Secretary and General Counsel of Countrywide Fund Services, Inc., CW Fund Distributors, Inc., Countrywide Investments, Inc. and Countrywide Financial Services, Inc. He is also Secretary of Countrywide Tax-Free Trust, Countrywide Strategic Trust, Countrywide Investment Trust, Williamsburg Investment Trust, Markman MultiFund Trust, The Tuscarora Investment Trust, Maplewood Investment Trust, a series company, The Thermo Opportunity Fund, Inc., the Lake Shore Family of Funds, Brundage, Story and Rose Investment Trust, Boyar Value Fund, Inc., Profit Funds Investment Trust and The Winter Harbor Fund and Assistant Secretary of Schwartz Investment Trust, The Gannett Welsh & Kotler Funds, Firsthand Funds, the New York State Opportunity Funds, the Dean Family of Funds, the Westport Funds, Atalanta/Sosnoff Investment Trust, Albemarle Investment Trust, The James Advantage Funds, The Bjurman Funds and UC Investment Trust.

     MARK J. SEGER, C.P.A., 312 Walnut Street, Cincinnati, Ohio is First Vice President of Countrywide Fund Services, Inc. and CW Fund Distributors, Inc. He is also Treasurer of Countrywide Tax-Free Trust, Countrywide Strategic Trust, Countrywide Investment Trust, Williamsburg Investment Trust, Markman MultiFund Trust, Maplewood Investment Trust, a series company, The Thermo Opportunity Fund, Inc., the New York State Opportunity Funds, the Dean Family of Funds, Brundage, Story and Rose Investment Trust, Profit Funds Investment Trust, the Lake Shore Family of Funds, Albemarle Investment Trust, Atalanta/Sosnoff Investment Trust, UC Investment Trust and The Winter Harbor Fund and Assistant Treasurer of Schwartz Investment Trust, The Tuscarora Investment Trust, The Gannett Welsh & Kotler Funds, Firsthand Funds, the Westport Funds, Boyar Value Fund, Inc., The James Advantage Funds and The Bjurman Funds.

THE INVESTMENT ADVISER
----------------------

     Wells Asset Management, Inc. (the "Adviser") is the Fund's investment manager. Leo F. Wells III is the controlling shareholder of the Adviser. Mr. Wells, by reason of such affiliation, may directly or indirectly receive benefits from the advisory fees paid to the Adviser. Mr. Wells is also the controlling shareholder of the Underwriter and a Trustee of the Trust.

     Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser provides general investment supervisory services to the Fund and the Fund's business affairs. The Fund pays the Adviser a fee computed and accrued daily and paid monthly at an annual rate of .50% of its average daily net assets.

     The Fund is responsible for the payment of all operating expenses, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, expenses related to the distribution of the Fund's shares, insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent and accounting and pricing agent of the Fund, fees and expenses of members of the Board of Trustees who are not interested persons of the Trust, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust's officers and Trustees with respect thereto. The Fund may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties.

     The Adviser bears promotional expenses in connection with the distribution of the Fund's shares to the extent that such expenses are not assumed by the Fund under its plan of distribution (see "Distribution Plan" below). The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director, employee or stockholder of the Adviser are paid by the Adviser.

     By its terms, the Trust's advisory agreement will remain in force until January 12, 2001 and from year to year thereafter, subject to annual approval by
(a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Trust's advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Adviser. The advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE SUB-ADVISER
---------------

     Gateway Investment Advisers, L.P. (the "Sub-Adviser") manages the Fund's investments pursuant to a sub-advisory agreement between the Sub-Adviser, the Adviser and the Trust.

     The Sub-Adviser is a Delaware limited partnership which has been managing assets for institutional and individual investors since December, 1995. Prior to that time, Gateway Investment Advisers, Inc. ("GIA") had provided investment management services to institutional and individual investors since its inception in June, 1977. The Sub-Adviser became the successor in interest to the assets, business and personnel of GIA. GIA is the general partner of the Sub-Adviser with a 76% ownership interest and Alex. Brown Investments Incorporated ("ABII") is the sole limited partner with a 24% ownership interest. ABII is an affiliate of Alex. Brown Incorporated, a nationally known investment banking firm and registered broker/dealer located in Baltimore, Maryland. Walter
G. Sall, Chairman, and J. Patrick Rogers, President, together own of record and beneficially 99.85% of the outstanding shares of GIA and thereby control the Sub-Adviser.

     The Adviser (not the Fund) pays the Sub-Adviser a fee computed and accrued daily and paid monthly at an annual rate of .15% of the value of the Fund's average daily net assets up to $100,000,000, .10% of such assets from $100,000,000 to $200,000,000 and .07% of such assets in excess of $200,000,000;
provided, however, that the minimum fee is $3,000 per month. The Sub-Adviser has agreed to waive its fees for the first three months of the Fund's operations.

     By its terms, the sub-advisory agreement will remain in force until January 12, 2001 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting on such approval. The sub-advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Adviser or Sub-Adviser. The sub-advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE UNDERWRITER
---------------

     Wells Investment Securities, Inc. (the "Underwriter") is the principal underwriter of the Fund and, as such, is the exclusive agent for distribution of shares of the Fund. The Underwriter is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered on a continuous basis only to the Participating Companies.

     By its terms, the Trust's underwriting agreement will remain in force until January 12, 2001 and from year to year thereafter, subject to annual approval by
(a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Trust's underwriting agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Underwriter. The underwriting agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

DISTRIBUTION PLAN
-----------------

     As stated in the Prospectus, the Fund has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act which permits the Fund to incur or reimburse the Underwriter for certain distribution related expenses, including payments to Participating Insurance Companies which engage in efforts to promote the sale of Fund shares and which sell Fund shares, reimbursements of Participating Insurance Companies for distribution related or shareholder services related expenses they incur in selling Fund shares or providing Fund related services to their customers, or any other expenses related to the distribution of Fund's shares. The Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of .25% of the average daily net assets of the Fund. Unreimbursed expenses will not be carried over from year to year.

     The continuance of the Plan must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plan (the "Rule 12b-1 Trustees") at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of a majority of the Rule 12b-1 Trustees or by a vote of the holders of a majority of the outstanding shares of the Fund. In the event the Plan is terminated in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the termination date. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of the Rule 12b-1 Trustees.

     In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Board of Trustees believes that expenditure of the Fund's assets for distribution expenses under the Plan should assist in the growth of the Fund which will benefit the Fund and its shareholders through increased economies of scale, and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Fund's assets for distribution will be realized. While the Plan is in effect, all amounts spent by the Fund pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Rule 12b-1 Trustees during such period.

     As affiliated persons of the Adviser and the Underwriter, Messrs. Wells and Conlon may be deemed to have a financial interest in the operation of the Plan.

SECURITIES TRANSACTIONS
-----------------------

     Decisions to buy and sell securities for the Fund and the placing of the Fund's securities transactions and negotiation of commission rates where applicable are made by the Sub-Adviser and are subject to review by the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Sub-Adviser seeks best execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     Generally, the Fund attempts to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Fund may be purchased directly from the issuer.

     The Sub-Adviser is specifically authorized to select brokers who also provide brokerage and research services to the Fund and/or other accounts over which the Sub-Adviser exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the

Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Sub-Adviser's overall responsibilities with respect to the Fund and to accounts over which it exercises investment discretion.

     Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Fund and the Sub-Adviser, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by the Sub-Adviser in servicing all of its accounts and not all such services may be used by the Sub-Adviser in connection with the Fund.

     Subject to the requirements of the 1940 Act and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust, the Adviser, the Sub-Adviser or the Underwriter.

     The Fund has no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Sub-Adviser and other affiliates of the Trust or the Sub-Adviser may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. The Fund will not effect any brokerage transactions in its portfolio securities with the Sub-Adviser if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Fund does not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Neither the Adviser nor the Sub-Adviser, nor affiliates of the Trust, the Adviser, or the Sub-Adviser will receive reciprocal brokerage business as a result of the brokerage business transacted by the Fund with other brokers.

     CODE OF ETHICS. The Trust, the Adviser and the Sub-Adviser have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code significantly restricts the personal investing activities of all employees of the Adviser and the Sub-Adviser and imposes additional, more onerous, restrictions on investment personnel of the Adviser and the Sub-Adviser. Such restrictions include a ban on acquiring any securities in an initial public offering and a prohibition from profiting on short-term trading in securities.

PORTFOLIO TURNOVER
------------------

     The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. The Sub-Adviser anticipates that the Fund's portfolio turnover rate normally will not exceed 100%. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one year period.

     Generally, the Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon cash flows into and out of the Fund, changes in the S&P REIT Index and market and other conditions, and it will not be a limiting factor when the Sub-Adviser believes that portfolio changes are appropriate.

CALCULATION OF SHARE PRICE
--------------------------

     The share price (net asset value) of the shares of the Fund are determined as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust may also be open for business on other days in which there is sufficient trading in the Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price, see "Calculation of Share Price" in the Prospectus.

TAXES
-----

     The Fund intends to qualify for the special tax treatment afforded a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify the Fund must, among other things,
(1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (2) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

     Federal income tax would be imposed on the Fund if it failed to make certain distributions of its income to shareholders. The Fund intends to make distributions in a manner which will avoid the imposition of such tax. In addition, a 4% excise tax would be imposed upon the Fund if, in a particular calendar year, the Fund failed to distribute substantially all of its ordinary income and net capital gains for the twelve-month period. This excise tax will not apply to the Fund if at all times during the calendar year each shareholder in the Fund was a "segregated asset account" (as defined in the Internal Revenue
Code). The Fund has been informed that the Participating Insurance Companies intend to qualify the Separate Accounts as segregated asset accounts.

     Section 817(h) of the Internal Revenue Code requires that investments of a segregated asset account of an insurance company be "adequately diversified", in accordance with Treasury Regulations promulgated thereunder, in order for the holders of variable annuity contracts or variable life insurance policies investing in the account to receive the tax-deferred or tax-free treatment generally afforded holders of annuities or life insurance policies under the Internal Revenue Code. The Department of the Treasury has issued Regulations under 817(h) which, among other things, provide the manner in which a segregated asset account will treat investments in a RIC for purposes of the applicable diversification requirements. Under the Regulations, if RIC satisfies certain conditions, that RIC will not be treated as a single investment for these purposes, but rather the segregated asset account will not be treated as owning its proportionate share of each of the assets of the RIC. The Fund plans to satisfy all these conditions at all times.

     Distributions by the Fund will be taxable, if at all, to the Participating Insurance Companies, and not to Contract or Policy

Owners. Participating Insurance Companies will include distributions in its taxable income in the year in which they are received (notwithstanding the fact that they are reinvested). Distributions by the Fund of net investment income as well as from net realized short-term capital gains, if any, are taxable as ordinary income, and distributions by the Fund of net long-term capital gains over net short-term capital losses are taxable as long-term capital gain. Redemptions of shares of the Fund generally will result in recognition of capital gain or loss, if any, for federal income tax purposes. Contract Owners and Policy Owners should consult the prospectuses of the Separate Accounts for information concerning the federal income tax treatment of Separate Accounts that own shares of the Fund.

     The foregoing discussion of Federal income tax consequences is based on tax laws and regulations as in effect on the date of this Statement of Additional Information, and is subject to change by legislative or administrative action.

REDEMPTION IN KIND
------------------

     Under unusual circumstances, when the Board of Trustees deems it in the best interests of the Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This election will require the Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any ninety day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

     From time to time, the Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                P (1 + T)  = ERV

Where:

P   =     a hypothetical initial payment of $1,000
T   =     average annual total return
n   =     number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

     The calculation of average annual total return assumes the reinvestment of all dividends and distributions. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

     From time to time, the Fund may also advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                6
                          Yield = 2[(a-b/cd + 1)  - 1]

Where:

a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

     Yields and total returns quoted for the Fund include the effect of deducting the Fund's expenses, but may not include charges and expenses attributable to a particular variable annuity contract or variable life insurance policy. Since shares of the Fund can be purchased only through a variable annuity contract or variable life insurance policy, a prospective purchaser should carefully review the prospectus of the variable annuity contract or variable life insurance policy he or she has chosen for information on relevant charges and expenses. Including these charges in the quotations of the Fund's yield and total return would have the effect of decreasing performance. Performance information for the Fund must always be accompanied by, and be reviewed with, performance information for the insurance product which invests in the Funds

     The Fund's performance may be compared in advertisements, sales literature and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P Real Estate Investment Trust Composite Price Index. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service, such as Lipper Analytical Services, Inc. or Morningstar, Inc., or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is no guarantee of future results.

o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

     Investors  may use such  indices in  addition to the Fund's  Prospectus  to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

     From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as Standard & Poor's Ratings Group and Moody's Investors Service, Inc.). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

CUSTODIAN
---------

     Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio, has been retained to act as Custodian for the Fund's investments. Star Bank, N.A. acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

AUDITORS
--------

     The firm of Arthur Andersen LLP has been selected as independent public accountants for the Trust for the fiscal year ending December 31, 1999. Arthur Andersen LLP, 425 Walnut Street, Cincinnati, Ohio, performs an annual audit of the Trust's financial statements and advises the Trust as to certain accounting matters.

COUNTRYWIDE FUND SERVICES, INC.
-------------------------------

     The Trust has retained Countrywide Fund Services, Inc. (the "Transfer Agent"), 312 Walnut Street, Cincinnati, Ohio 45202, to act as its transfer agent and dividend paying agent. The Transfer Agent is an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. The Transfer Agent receives from the Fund for its services as transfer agent a $1,200 fee payable monthly.

     The Transfer Agent also provides accounting and pricing services to the Fund. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable the Transfer Agent to perform its duties, the Fund pays the Transfer Agent a fee in accordance with the following schedule:

          Average Monthly Net Assets                    Monthly Fee
          --------------------------                    -----------
         $          0 - $  50,000,000                      $2,000
         $ 50,000,000 - $ 100,000,000                      $2,500
         $100,000,000 - $ 200,000,000                      $3,000
         $200,000,000 - $ 300,000,000                      $4,000
                 Over - $ 300,000,000                      $5,000 + .001%
                                                       of average monthly
                                                       net assets.

In addition, the Fund pays all costs of external pricing services.

     The Transfer Agent also provides administrative services to the Fund. In this capacity, the Transfer Agent supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. The Transfer Agent supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, the Fund pays the Transfer Agent a fee at the annual rate of .15% of the average value of its daily net assets up to $50,000,000,
 .125% of such assets from $50,000,000 to $100,000,000 and .1% of such assets in excess of $100,000,000, provided, however, that the minimum fee is $1,000 per month.

                        WELLS FAMILY OF REAL ESTATE FUNDS
                        ---------------------------------

PART C.   OTHER INFORMATION
-------   -----------------

Item 23.  Exhibits
--------  --------

          (a)       Agreement and Declaration of Trust*

          (b)       Bylaws*

          (c)       Inapplicable

          (d)(i)    Advisory Agreement for the Wells S&P REIT Index Fund

             (ii)   Sub-Advisory Agreement for the Wells S&P REIT Index Fund and

          (e)       Underwriting  Agreement  with Wells  Investment  Securities,
                    Inc.

          (f)       Inapplicable

          (g)       Custody Agreement with Star Bank, N.A.

          (h)(i)    Administration  Agreement  with  Countrywide  Fund Services,
                    Inc.

             (ii)   Accounting   Services   Agreement  with   Countrywide   Fund
                    Services, Inc.

             (iii) Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with Countrywide Fund Services, Inc.

          (i)       Opinion and Consent of Counsel*

          (j)       Consent of Independent Auditors

          (k)       Inapplicable

          (l)       Agreement Relating to Initial Capital

          (m)       Plan of Distribution Pursuant to Rule 12b-1

          (n)       Inapplicable

          (o)       Inapplicable
--------------------------------------

*    Incorporated  by  reference to the Trust's  registration  statement on Form
     N-1A.

Item 24.  Persons Controlled by or Under Common Control with Registrant.
--------  --------------------------------------------------------------

          None.

Item 25.  Indemnification
--------  ---------------

          Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

               "Section 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office

               Section 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorney's fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

               Section 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its Trustees and officers, Wells Asset Management, Inc. (the "Adviser") and Wells Investment Securities, Inc., the Trust's principal underwriter. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

          The Advisory Agreements with the Adviser provide that the Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Advisory Agreements, or in accordance with (or in the absence of) specific directions or instructions from the Trust, provided, however, that such acts or omissions shall not have resulted from the Adviser's willful misfeasance, bad faith or gross negligence.

          The Sub-Advisory  Agreements with Gateway  Investment  Advisers,  L.P.
          (the "Sub-Adviser") provide that the Sub-Adviser shall be held harmless and indemnified by the Adviser and the Trust from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) arising from any claim, demand, action, or suit which results from any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Sub-Advisory Agreements, or in accordance with (or in the absence of) specific directions or instructions from the Trust, provided, however, that such acts or omissions shall not have resulted from the Sub-Adviser's willful misfeasance, bad faith or gross negligence or reckless disregard of the Sub-Adviser's obligations and duties under the Sub-Advisory Agreements.

Item 26.  Business and Other Connections of the Investment Adviser
--------  --------------------------------------------------------

          (a) The Adviser is a Georgia corporation organized in June, 1997 to provide investment advisory services to the Registrant. The Adviser has no other business of a substantial nature.

               The  Sub-Adviser,   a  Delaware  limited  partnership,   provides
               investment advisory services to the Registrant, The Gateway Trust and various other individual and institutional clients.

          (b) The directors and officers of the Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

               (i)  Leo F. Wells, III, President and Treasurer of the Adviser.

                    President and a Trustee of the Registrant.

                    President,  Treasurer  and a  Director  of Wells  Investment
                    Securities,    Inc.,   a   registered    broker-dealer   and
                    Registrant's principal underwriter.

                    President of Wells & Associates, Inc.; Wells Management Company, Inc.; Wells Capital, Inc.; Wells Real Estate Funds, Inc.; Wells Advisors, Inc.; Wells Development Corporation; and Wells Real Estate Investment Trust, Inc.

              (ii)  Brian  M.  Conlon,   Executive   Vice  President  and  Chief
                    Operating Officer of the Adviser.

                    Executive Vice President and a Trustee of the Registrant.

                    Secretary of Wells Investment Securities, Inc. and Chief Operating Officer of Wells Capital, Inc.

              (iii) Linda L. Carson - Secretary of the Adviser.

                    Vice President, Accounting of Wells Capital, Inc.

          The directors and officers of the Sub-Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

               (i) Walter G. Sall, Chairman of the Board and a controlling shareholder of the Sub-Adviser.

              (ii) J. Patrick Rogers, President and a controlling shareholder of the Adviser.

                    President of The Gateway Trust.

Item 27.  Principal Underwriters
--------  ----------------------

          (a)  Inapplicable

          (b)                         Position with         Position with
               Name                   Underwriter           Fund
               ----                   -----------           -------------

               Leo F. Wells, III      President,            President and
                                      Treasurer and         Trustee
                                      a Director

               Brian M. Conlon        Secretary             Executive Vice
                                                            President and
                                                            Trustee

          The address of the above-named persons is 3885 Holcomb Bridge Road, Norcross, Georgia 30092

         (c)   Inapplicable

Item 28.  Location of Accounts and Records
--------  --------------------------------

          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its offices located at 3885 Holcomb Bridge Road 30092 as well as at the offices of the Registrant's transfer agent located at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202.

Item 29.  Management Services
--------  -------------------

          Inapplicable

Item 30.  Undertakings
--------  ------------

          Inapplicable

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Norcross and State of Georgia, on the 12th day of February, 1999.

                                        WELLS FAMILY OF REAL ESTATE FUNDS

                                        By: /s/ Brian M. Conlon
                                            -----------------------------
                                            Brian M. Conlon
                                            President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

   Signature                         Title                   Date
   ---------                         -----                   ----

/s/ Leo F. Wells                   President               February 12, 1999
--------------------------         and Trustee
Leo F. Wells

/s/ Brian M. Conlon                Executive               February 12, 1999
--------------------------         Vice President
Brian M. Conlon                    and Trustee

                                   Trustee
--------------------------
John L. Bell*

                                   Trustee
--------------------------
Richard W. Carpenter*

                                   Trustee               By: /s/ John F. Splain
--------------------------                               John F. Splain
Bud Carter*                                              Attorney in Fact*
                                                         February 12, 1999
                                   Trustee
--------------------------
Donald S. Moss*

                                   Trustee
--------------------------
Walter W. Sessoms*

                                INDEX TO EXHIBITS
                                -----------------

(a)       Agreement and Declaration of Trust*

(b)       Bylaws*

(c)       Inapplicable

(d)(i)    Advisory Agreement for the Wells S&P REIT Index Fund

   (ii)   Sub-Advisory Agreement for the Wells S&P REIT Index Fund

(e)       Underwriting Agreement

(f)       Inapplicable

(g)       Custody Agreement

(h)(i)    Administration Agreement

   (ii)   Accounting Services Agreement

   (iii)  Transfer, Dividend Disbursing, Shareholder Service Agreement

(i)       Opinion and Consent of Counsel*

(j)       Consent of Independent Auditors

(k)       Inapplicable

(l)       Agreement relating to Initial Capital

(m)       Plan of  Distribution  Pursuant  to Rule  12b-1 for the Wells S&P REIT
          Index Fund

(n)       Inapplicable

(o)       Inapplicable
----------------------------

*    Incorporated  by  reference to the Trust's  registration  statement on Form
     N-1A.